Loans, Impaired Loans and Allowance for Credit Losses - Allowance For Credit Losses (Detail) - CAD ($) $ in Millions		3 Months Ended				9 Months Ended
		Jul. 31, 2023		Jul. 31, 2022		Jul. 31, 2023		Jul. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period						$ 5,487		$ 5,728
Provision for credit losses						2,172	[1]	853
Net write-offs						(1,771)		(1,264)
Other, including foreign currency adjustment						191		(34)
Provision for credit losses
Balance at end of period		$ 6,079		$ 5,283		6,079		5,283
Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period						5,348	[2]	5,626
Provision for credit losses
Balance at end of period		5,893	[3]	5,147	[4]	5,893	[3]	5,147	[4]
Allowance for credit losses on acceptances [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	[5]					31		37
Provision for credit losses
Balance at end of period	[5]	53		27		53		27
Allowance for credit losses on off balance sheet exposures [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	[6]					108		65
Provision for credit losses
Balance at end of period	[6]	133		109		133		109
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		981		834		899		802
Provision for credit losses						99	[1]	64
Net write-offs						(52)		(33)
Other, including foreign currency adjustment						63		10
Provision for credit losses
Remeasurement	[7]	41		28		91		50
Newly originated or purchased financial assets		9		8		25		28
Derecognition of financial assets and maturities		(6)		(4)		(17)		(14)
Changes in models and methodologies		0				0
Transfer to (from)stage 1		0				0
Transfer to (from)stage 2		0				0
Transfer to (from)stage 3		0				0
Gross write-offs		(28)		(17)		(71)		(54)
Recoveries		6		7		19		21
Foreign exchange and other movements		6		(13)		63		10
Balance at end of period		1,009		843		1,009		843
Residential mortgages [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period						899
Provision for credit losses
Balance at end of period		1,009		843		1,009		843
Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		2,267		2,171		2,137		2,341
Provision for credit losses						907	[1]	403
Net write-offs						(844)		(643)
Other, including foreign currency adjustment						91		12
Provision for credit losses
Remeasurement	[7]	304		129		819		305
Newly originated or purchased financial assets		94		92		278		242
Derecognition of financial assets and maturities		(69)		(53)		(190)		(144)
Changes in models and methodologies		0				0
Transfer to (from)stage 1		0				0
Transfer to (from)stage 2		0				0
Transfer to (from)stage 3		0				0
Gross write-offs		(381)		(251)		(1,023)		(833)
Recoveries		65		59		179		190
Foreign exchange and other movements		11		(34)		91		12
Balance at end of period		2,291		2,113		2,291		2,113
Personal loans [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period						2,137
Provision for credit losses
Balance at end of period		2,291		2,113		2,291		2,113
Credit Cards [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		1,135		1,107		1,083		1,211
Provision for credit losses						701	[1]	288
Net write-offs						(661)		(439)
Other, including foreign currency adjustment						53		(11)
Provision for credit losses
Remeasurement	[7]	282		113		662		247
Newly originated or purchased financial assets		55		43		146		103
Derecognition of financial assets and maturities		(39)		(27)		(107)		(62)
Changes in models and methodologies		0				0
Transfer to (from)stage 1		0				0
Transfer to (from)stage 2		0				0
Transfer to (from)stage 3		0				0
Gross write-offs		(310)		(202)		(820)		(580)
Recoveries		50		40		159		141
Foreign exchange and other movements		3		(25)		53		(11)
Balance at end of period		1,176		1,049		1,176		1,049
Credit Cards [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period						1,083
Provision for credit losses
Balance at end of period		1,176		1,049		1,176		1,049
Total Retail Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		4,383		4,112		4,119		4,354
Provision for credit losses
Remeasurement	[7]	627		270		1,572		602
Newly originated or purchased financial assets		158		143		449		373
Derecognition of financial assets and maturities		(114)		(84)		(314)		(220)
Changes in models and methodologies		0				0
Transfer to (from)stage 1		0				0
Transfer to (from)stage 2		0				0
Transfer to (from)stage 3		0				0
Gross write-offs		(719)		(470)		(1,914)		(1,467)
Recoveries		121		106		357		352
Foreign exchange and other movements		20		(72)		207		11
Balance at end of period		4,476		4,005		4,476		4,005
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period						1,368		1,374
Provision for credit losses						465	[1]	98
Net write-offs						(214)		(149)
Other, including foreign currency adjustment						(16)		(45)
Provision for credit losses
Remeasurement	[7]	170		(4)		449		68
Newly originated or purchased financial assets		103		74		294		195
Derecognition of financial assets and maturities		(121)		(81)		(302)		(251)
Changes in models and methodologies		0		86		0		87
Transfer to (from)stage 1		0				0
Transfer to (from)stage 2		0				0
Transfer to (from)stage 3		0				0
Gross write-offs		(81)		(107)		(258)		(253)
Recoveries		23		86		44		104
Foreign exchange and other movements		(26)		(34)		(14)		(36)
Balance at end of period including off-balance sheet exposures		1,550		1,251		1,550		1,251
Less: Allowance for credits losses on off-balance sheet exposures	[6]	(133)		(109)		(133)		(109)
Balance at end of period		1,603		1,278		1,603		1,278
Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		1,482		1,231		1,337		1,337
Business and government [member] | Net Amount [member]
Provision for credit losses
Balance at end of period		1,417		1,142		1,417		1,142
Business and government [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period						1,229
Provision for credit losses
Balance at end of period		1,417		1,142		1,417		1,142
Stage 1 [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	[2]					1,553
Provision for credit losses
Balance at end of period		1,723	[3]	1,512	[4]	1,723	[3]	1,512	[4]
Stage 1 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		220		168		197		152
Provision for credit losses
Remeasurement	[7]	(50)		1		(123)		(33)
Newly originated or purchased financial assets		9		8		25		28
Derecognition of financial assets and maturities		(2)		(1)		(6)		(4)
Changes in models and methodologies		0				0
Transfer to (from)stage 1		50		13		134		46
Transfer to (from)stage 2		(10)		(2)		(25)		(6)
Transfer to (from)stage 3		0				0
Gross write-offs		0				0
Recoveries		0				0
Foreign exchange and other movements		5		(3)		20		1
Balance at end of period		222		184		222		184
Stage 1 [member] | Residential mortgages [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period						197
Provision for credit losses
Balance at end of period		222		184		222		184
Stage 1 [member] | Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		677		655		665		644
Provision for credit losses
Remeasurement	[7]	(180)		(129)		(552)		(447)
Newly originated or purchased financial assets		94		92		278		242
Derecognition of financial assets and maturities		(24)		(21)		(66)		(56)
Changes in models and methodologies		0				0
Transfer to (from)stage 1		156		108		475		365
Transfer to (from)stage 2		(54)		(32)		(150)		(88)
Transfer to (from)stage 3		(3)		(1)		(7)		(3)
Gross write-offs		0				0
Recoveries		0				0
Foreign exchange and other movements		7		(14)		30		1
Balance at end of period		673		658		673		658
Stage 1 [member] | Personal loans [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period						665
Provision for credit losses
Balance at end of period		673		658		673		658
Stage 1 [member] | Credit Cards [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		425		419		436		352
Provision for credit losses
Remeasurement	[7]	(63)		(33)		(218)		(122)
Newly originated or purchased financial assets		55		43		146		103
Derecognition of financial assets and maturities		(16)		(15)		(50)		(35)
Changes in models and methodologies		0				0
Transfer to (from)stage 1		64		50		199		189
Transfer to (from)stage 2		(38)		(22)		(107)		(48)
Transfer to (from)stage 3		0				0
Gross write-offs		0				0
Recoveries		0				0
Foreign exchange and other movements		3		(10)		24		(7)
Balance at end of period		430		432		430		432
Stage 1 [member] | Credit Cards [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period						436
Provision for credit losses
Balance at end of period		430		432		430		432
Stage 1 [member] | Total Retail Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		1,322		1,242		1,298		1,148
Provision for credit losses
Remeasurement	[7]	(293)		(161)		(893)		(602)
Newly originated or purchased financial assets		158		143		449		373
Derecognition of financial assets and maturities		(42)		(37)		(122)		(95)
Changes in models and methodologies		0				0
Transfer to (from)stage 1		270		171		808		600
Transfer to (from)stage 2		(102)		(56)		(282)		(142)
Transfer to (from)stage 3		(3)		(1)		(7)		(3)
Gross write-offs		0				0
Recoveries		0				0
Foreign exchange and other movements		15		(27)		74		(5)
Balance at end of period		1,325		1,274		1,325		1,274
Stage 1 [member] | Business and government [member]
Provision for credit losses
Remeasurement	[7]	16		(1)		82		(54)
Newly originated or purchased financial assets		103		74		294		195
Derecognition of financial assets and maturities		(87)		(58)		(241)		(154)
Changes in models and methodologies		0		31		0		30
Transfer to (from)stage 1		18		24		60		85
Transfer to (from)stage 2		(14)		(6)		(31)		(18)
Transfer to (from)stage 3		0				0
Gross write-offs		0				0
Recoveries		0				0
Foreign exchange and other movements		(4)		(1)		2		1
Balance at end of period including off-balance sheet exposures		488		297		488		297
Less: Allowance for credits losses on off-balance sheet exposures	[6]	(90)		(59)		(90)		(59)
Stage 1 [member] | Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		456		234		322		212
Stage 1 [member] | Business and government [member] | Net Amount [member]
Provision for credit losses
Balance at end of period		398		238		398		238
Stage 1 [member] | Business and government [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period						255
Provision for credit losses
Balance at end of period		398		238		398		238
Stage 2 [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	[2]					2,160
Provision for credit losses
Balance at end of period		2,350	[3]	2,078	[4]	2,350	[3]	2,078	[4]
Stage 2 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		306		273		296		276
Provision for credit losses
Remeasurement	[7]	21		20		38		38
Newly originated or purchased financial assets		0				0
Derecognition of financial assets and maturities		(4)		(3)		(11)		(10)
Changes in models and methodologies		0				0
Transfer to (from)stage 1		(38)		(10)		(101)		(39)
Transfer to (from)stage 2		38		13		108		29
Transfer to (from)stage 3		(18)		(5)		(44)		(11)
Gross write-offs		0				0
Recoveries		0				0
Foreign exchange and other movements		(1)		(4)		18		1
Balance at end of period		304		284		304		284
Stage 2 [member] | Residential mortgages [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period						296
Provision for credit losses
Balance at end of period		304		284		304		284
Stage 2 [member] | Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		982		950		921		1,071
Provision for credit losses
Remeasurement	[7]	229		107		695		296
Newly originated or purchased financial assets		0				0
Derecognition of financial assets and maturities		(45)		(32)		(124)		(88)
Changes in models and methodologies		0				0
Transfer to (from)stage 1		(153)		(106)		(465)		(358)
Transfer to (from)stage 2		77		48		212		131
Transfer to (from)stage 3		(103)		(58)		(285)		(157)
Gross write-offs		0				0
Recoveries		0				0
Foreign exchange and other movements		(1)		(13)		32		1
Balance at end of period		986		896		986		896
Stage 2 [member] | Personal loans [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period						921
Provision for credit losses
Balance at end of period		986		896		986		896
Stage 2 [member] | Credit Cards [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		710		688		647		859
Provision for credit losses
Remeasurement	[7]	152		34		413		42
Newly originated or purchased financial assets		0				0
Derecognition of financial assets and maturities		(23)		(12)		(57)		(27)
Changes in models and methodologies		0				0
Transfer to (from)stage 1		(64)		(50)		(199)		(189)
Transfer to (from)stage 2		38		22		107		48
Transfer to (from)stage 3		(65)		(43)		(188)		(104)
Gross write-offs		0				0
Recoveries		0				0
Foreign exchange and other movements		(2)		(22)		23		(12)
Balance at end of period		746		617		746		617
Stage 2 [member] | Credit Cards [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period						647
Provision for credit losses
Balance at end of period		746		617		746		617
Stage 2 [member] | Total Retail Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		1,998		1,911		1,864		2,206
Provision for credit losses
Remeasurement	[7]	402		161		1,146		376
Newly originated or purchased financial assets		0				0
Derecognition of financial assets and maturities		(72)		(47)		(192)		(125)
Changes in models and methodologies		0				0
Transfer to (from)stage 1		(255)		(166)		(765)		(586)
Transfer to (from)stage 2		153		83		427		208
Transfer to (from)stage 3		(186)		(106)		(517)		(272)
Gross write-offs		0				0
Recoveries		0				0
Foreign exchange and other movements		(4)		(39)		73		(10)
Balance at end of period		2,036		1,797		2,036		1,797
Stage 2 [member] | Business and government [member]
Provision for credit losses
Remeasurement	[7]	43		(51)		72		(74)
Newly originated or purchased financial assets		0				0
Derecognition of financial assets and maturities		(20)		(17)		(35)		(73)
Changes in models and methodologies		0		55		0		57
Transfer to (from)stage 1		(18)		(24)		(60)		(85)
Transfer to (from)stage 2		16		6		38		18
Transfer to (from)stage 3		(2)		(2)		(4)		(5)
Gross write-offs		0				0
Recoveries		0				0
Foreign exchange and other movements		1		(6)		11		5
Balance at end of period including off-balance sheet exposures		342		313		342		313
Less: Allowance for credits losses on off-balance sheet exposures	[6]	(28)		(32)		(28)		(32)
Stage 2 [member] | Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		322		352		320		470
Stage 2 [member] | Business and government [member] | Net Amount [member]
Provision for credit losses
Balance at end of period		314		281		314		281
Stage 2 [member] | Business and government [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period						296
Provision for credit losses
Balance at end of period		314		281		314		281
Stage 3 [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	[2]					1,635
Provision for credit losses
Balance at end of period		1,820	[3]	1,557	[4]	1,820	[3]	1,557	[4]
Stage 3 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		455		393		406		374
Provision for credit losses
Remeasurement	[7]	70		7		176		45
Newly originated or purchased financial assets		0				0
Derecognition of financial assets and maturities		0				0
Changes in models and methodologies		0				0
Transfer to (from)stage 1		(12)		(3)		(33)		(7)
Transfer to (from)stage 2		(28)		(11)		(83)		(23)
Transfer to (from)stage 3		18		5		44		11
Gross write-offs		(28)		(17)		(71)		(54)
Recoveries		6		7		19		21
Foreign exchange and other movements		2		(6)		25		8
Balance at end of period		483		375		483		375
Stage 3 [member] | Residential mortgages [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period						406
Provision for credit losses
Balance at end of period		483		375		483		375
Stage 3 [member] | Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		608		566		551		626
Provision for credit losses
Remeasurement	[7]	255		151		676		456
Newly originated or purchased financial assets		0				0
Derecognition of financial assets and maturities		0				0
Changes in models and methodologies		0				0
Transfer to (from)stage 1		(3)		(2)		(10)		(7)
Transfer to (from)stage 2		(23)		(16)		(62)		(43)
Transfer to (from)stage 3		106		59		292		160
Gross write-offs		(381)		(251)		(1,023)		(833)
Recoveries		65		59		179		190
Foreign exchange and other movements		5		(7)		29		10
Balance at end of period		632		559		632		559
Stage 3 [member] | Personal loans [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period						551
Provision for credit losses
Balance at end of period		632		559		632		559
Stage 3 [member] | Credit Cards [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		0				0
Provision for credit losses
Remeasurement	[7]	193		112		467		327
Newly originated or purchased financial assets		0				0
Derecognition of financial assets and maturities		0				0
Changes in models and methodologies		0				0
Transfer to (from)stage 1		0				0
Transfer to (from)stage 2		0				0
Transfer to (from)stage 3		65		43		188		104
Gross write-offs		(310)		(202)		(820)		(580)
Recoveries		50		40		159		141
Foreign exchange and other movements		2		7		6		8
Balance at end of period		0				0
Stage 3 [member] | Credit Cards [member] | Allowance for credit losses [member]
Provision for credit losses
Balance at end of period		0				0
Stage 3 [member] | Total Retail Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		1,063		959		957		1,000
Provision for credit losses
Remeasurement	[7]	518		270		1,319		828
Newly originated or purchased financial assets		0				0
Derecognition of financial assets and maturities		0				0
Changes in models and methodologies		0				0
Transfer to (from)stage 1		(15)		(5)		(43)		(14)
Transfer to (from)stage 2		(51)		(27)		(145)		(66)
Transfer to (from)stage 3		189		107		524		275
Gross write-offs		(719)		(470)		(1,914)		(1,467)
Recoveries		121		106		357		352
Foreign exchange and other movements		9		(6)		60		26
Balance at end of period		1,115		934		1,115		934
Stage 3 [member] | Business and government [member]
Provision for credit losses
Remeasurement	[7]	111		48		295		196
Newly originated or purchased financial assets		0				0
Derecognition of financial assets and maturities		(14)		(6)		(26)		(24)
Changes in models and methodologies		0				0
Transfer to (from)stage 1		0				0
Transfer to (from)stage 2		(2)				(7)
Transfer to (from)stage 3		2		2		4		5
Gross write-offs		(81)		(107)		(258)		(253)
Recoveries		23		86		44		104
Foreign exchange and other movements		(23)		(27)		(27)		(42)
Balance at end of period including off-balance sheet exposures		720		641		720		641
Less: Allowance for credits losses on off-balance sheet exposures	[6]	(15)		(18)		(15)		(18)
Stage 3 [member] | Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		704		645		695		655
Stage 3 [member] | Business and government [member] | Net Amount [member]
Provision for credit losses
Balance at end of period		705		623		705		623
Stage 3 [member] | Business and government [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period						678
Provision for credit losses
Balance at end of period		$ 705		$ 623		$ 705		$ 623

[1]	Excludes amounts associated with other assets of $(6). The provision for credit losses, net of these amounts, is $2,166.
[2]	Excludes allowance for credit losses of $151 for other financial assets including acceptances, investment securities, deposits with banks, off-balance sheet credit risks and reverse repos.
[3]	Excludes allowance for credit losses of $201 for other financial assets including acceptances, investment securities, deposits with banks, off-balance sheet credit risks and reverse repos.
[4]	Excludes allowance for credit losses of $148 for other financial assets including acceptances, investment securities, deposits with banks, off-balance sheet credit risks and reverse repos.
[5]	Allowance for credit losses on acceptances are recorded against the financial asset in the Consolidated Statement of Financial Position.
[6]	Allowance for credit losses on off-balance sheet exposures is recorded in other liabilities in the Consolidated Statement of Financial Position.
[7]	Includes credit risk changes as a result of significant increases in credit risk, changes in credit risk that did not result in a transfer between stages, changes in model inputs and assumptions and changes due to drawdowns of undrawn commitments.